13. Net income by operating segment (Tables)	12 Months Ended
Dec. 31, 2020
Net Income By Operating Segment
Schedule of operating segments
13.	Net income by operating segment
Consolidated Statement of Income by operating segment
	2020
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	34,395	47,782	7,725	876	(37,095)	53,683
Intersegments	33,524	865	2,455	251	(37,095)	−
Third parties	871	46,917	5,270	625	-	53,683
Cost of sales	(18,098)	(44,011)	(3,985)	(832)	37,731	(29,195)
Gross profit (loss)	16,297	3,771	3,740	44	636	24,488
Income (expenses)	(9,247)	(2,992)	(2,581)	419	(24)	(14,425)
Selling	-	(2,520)	(2,320)	(20)	(24)	(4,884)
General and administrative	(155)	(161)	(85)	(689)	-	(1,090)
Exploration costs	(803)	-	-	-	-	(803)
Research and development	(232)	(11)	(10)	(102)	-	(355)
Other taxes	(478)	(137)	(31)	(306)	-	(952)
Impairment of assets	(7,364)	164	36	(175)	-	(7,339)
Other income and expenses	(215)	(327)	(171)	1,711	-	998
Net income / (loss) before financial results and income taxes	7,050	779	1,159	463	612	10,063
Net finance income (expenses)	-	-	-	(9,630)	-	(9,630)
Results in equity-accounted investments	(181)	(437)	128	(169)	-	(659)
Net income / (loss) before income taxes	6,869	342	1,287	(9,336)	612	(226)
Income taxes	(2,398)	(265)	(393)	4,438	(208)	1,174
Net income for the period	4,471	77	894	(4,898)	404	948
Attributable to:
Shareholders of Petrobras	4,475	111	821	(4,670)	404	1,141
Non-controlling interests	(4)	(34)	73	(228)	−	(193)
	4,471	77	894	(4,898)	404	948
	2019
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	50,462	67,538	11,493	1,221	(54,125)	76,589
Intersegments	49,400	9,432	3,308	226	(54,125)	8,241
Third parties	1,062	58,106	8,185	995	-	68,348
Cost of sales	(27,304)	(61,578)	(7,713)	(1,167)	52,030	(45,732)
Gross profit (loss)	23,158	5,960	3,780	54	(2,095)	30,857
Income (expenses)	(4,181)	(4,334)	2,580	(4,282)	(26)	(10,243)
Selling	-	(2,164)	(2,260)	(31)	(21)	(4,476)
General and administrative	(254)	(336)	(134)	(1,401)	1	(2,124)
Exploration costs	(799)	-	-	-	-	(799)
Research and development	(394)	(11)	(15)	(156)	-	(576)
Other taxes	(127)	(151)	(152)	(189)	-	(619)
Impairment of assets	(1,956)	(697)	(194)	1	(2)	(2,848)
Other income and expenses	(651)	(975)	5,335	(2,506)	(4)	1,199
Net income / (loss) before financial results and income taxes	18,977	1,626	6,360	(4,228)	(2,121)	20,614
Net finance income (expenses)	-	-	-	(8,764)	-	(8,764)
Results in equity-accounted investments	86	(151)	103	115	-	153
Net income / (loss) before income taxes	19,063	1,475	6,463	(12,877)	(2,121)	12,003
Income taxes	(6,451)	(552)	(2,162)	4,245	720	(4,200)
Net income from continuing operations for the period	12,612	923	4,301	(8,632)	(1,401)	7,803
Net income from discontinued operations for the period	-	-	3	2,557	-	2,560
Net income for the period	12,612	923	4,304	(6,075)	(1,401)	10,363

Net income attributable to shareholders of Petrobras	12,624	1,021	4,180	(6,273)	(1,401)	10,151
Net income from continuing operations	12,624	1,021	4,179	(8,763)	(1,401)	7,660
Net income from discontinued operations	-	-	1	2,490	-	2,491
Non-controlling interests	(12)	(98)	124	198	−	212
Net income from continuing operations	(12)	(98)	121	132	-	143
Net income from discontinued operations	-	-	3	66	-	69
	12,612	923	4,304	(6,075)	(1,401)	10,363
	2018
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total

Sales revenues	52,382	73,448	12,241	1,731	(55,164)	84,638
Intersegments	50,052	16,655	3,701	205	(55,164)	15,449
Third parties	2,330	56,793	8,540	1,526	-	69,189
Cost of sales	(28,968)	(67,011)	(9,023)	(1,611)	54,429	(52,184)
Gross profit (loss)	23,414	6,437	3,218	120	(735)	32,454
Income (expenses)	(5,068)	(3,437)	(2,461)	(4,662)	(38)	(15,666)
Selling	(80)	(1,777)	(1,867)	(76)	(27)	(3,827)
General and administrative	(257)	(376)	(152)	(1,453)	(1)	(2,239)
Exploration costs	(524)	-	-	-	-	(524)
Research and development	(443)	(11)	(21)	(166)	-	(641)
Other taxes	(115)	(207)	(65)	(283)	-	(670)
Impairment of assets	(1,391)	(442)	(190)	18	-	(2,005)
Other income and expenses	(2,258)	(624)	(166)	(2,702)	(10)	(5,760)
Net income / (loss) before financial results and income taxes	18,346	3,000	757	(4,542)	(773)	16,788
Net finance income (expenses)	-	-	-	(6,484)	-	(6,484)
Results in equity-accounted investments	75	362	95	(9)	-	523
Net income / (loss) before income taxes	18,421	3,362	852	(11,035)	(773)	10,827
Income taxes	(6,236)	(1,020)	(257)	2,994	263	(4,256)
Net income from continuing operations for the period	12,185	2,342	595	(8,041)	(510)	6,571
Net income from discontinued operations for the period	-	-	15	828	-	843
Net income for the period	12,185	2,342	610	(7,213)	(510)	7,414
Attributable to:
Net income attributable to shareholders of Petrobras	12,190	2,393	482	(7,382)	(510)	7,173
Net income from continuing operations	12,190	2,393	471	(7,972)	(510)	6,572
Net income from discontinued operations	-	-	11	590	-	601

Non-controlling interests	(5)	(51)	128	169	−	241
Net income from continuing operations	(5)	(51)	124	(69)	-	(1)
Net income from discontinued operations	-	-	4	238	-	242
	12,185	2,342	610	(7,213)	(510)	7,414